ADVANCED SERIES TRUST

AST CLS Moderate Asset Allocation Portfolio
AST Horizon Growth Asset Allocation Portfolio
AST Horizon Moderate Asset Allocation Portfolio

Supplement dated October 2, 2012 for the Prospectus dated April 30, 2012

The tables under the heading Appendix/Underlying Portfolio Weights for Tactical Asset Allocation Portfolios as of January 31, 2012 are hereby deleted and replaced with the following:

AST CLS Moderate Asset Allocation Portfolio
Asset Class and Investment Category	Underlying Portfolio	Estimated Weight*
Core Equities
Domestic Large & Mid-Cap Value	AST Large-Cap Value	5.801%
	AST Blackrock Value Portfolio	3.852%
	AST Jennison Large Cap Value	1.855%
	AST Goldman Sachs Large Cap Value Portfolio	1.246%
	AST Mid-Cap Value Portfolio	0.424%
Domestic Large & Mid-Cap Growth	AST Marsico Capital Growth	3.971%
	AST T. Rowe Price Large-Cap Growth	3.914%
	AST Jennison Large Cap Growth	3.926%
	AST MFS Growth Portfolio	2.357%
	AST Goldman Sachs Concentrated Growth Portfolio	1.636%
	AST Neuberger Berman Mid-Cap Growth	0.276%
	AST Goldman Sachs Mid-Cap Growth Portfolio	0.193%
Domestic Small-Cap Growth	AST Small-Cap Growth	2.714%
	AST Federated Aggressive Growth	2.339%
International Large-Cap Value	AST International Value	4.983%
	AST JP Morgan International Equity	0.000%
International Large-Cap Growth	AST International Growth	9.228%
Core Domestic Fixed-Income Securities
Domestic Fixed-Income (Core Bonds)	AST PIMCO Total Return Bond	9.484%
	AST Western Asset Core Plus Bond Portfolio	5.392%
	AST Lord Abbett Core Fixed Income Portfolio	4.029%
	AST Neuberger Berman Core Bond Portfolio	2.689%
	AST Prudential Core Bond Portfolio	5.400%
Cash/Money Market Instruments	AST Money Market	14.351%
"Off-Benchmark" Investments
	ISHARES MSCI GERMANY INDEX (EWG)	0.999%
	ISHARES TR FTSE (FXI)	1.510%
	iShares MSCI Emerging Market Index (EEM)	1.007%
	iShares S&P Global Technology Sect.(IXN)	0.445%
	ISHARES DJ US HEALTHCARE SEC (IYH)	0.497%
	ISHARES IBOXX H/Y CORP BOND (HYG)	1.491%
	SPDR KBW BANK ETF (KBE)	0.999%
	ENERGY SELECT SECTOR SPDR (XLE)	0.992%
	TECHNOLOGY SELECT SECTOR (XLK)	1.502%
	VANGUARD HEALTH CARE (VHT)	0.498%

* Due to rounding, total of Estimated Weights may exceed 100%. Actual total of allocations is 100%.

AST Horizon Growth Asset Allocation Portfolio
Asset Class and Investment Category	Underlying Portfolio	Estimated Weight *
Core Equities
Domestic Large & Mid-Cap Value	AST Large-Cap Value	11.576%
	AST Blackrock Value	7.693%
	AST Jennison Large Cap Value	3.713%
	AST Goldman Sachs Large Cap Value Portfolio	2.468%
	AST Mid-Cap Value Portfolio	0.841%
Domestic Large & Mid-Cap Growth	AST Marsico Capital Growth	5.979%
	AST T. Rowe Price Large-Cap Growth	5.886%
	AST Jennison Large Cap Growth	5.900%
	AST MFS Growth	3.551%
	AST Goldman Sachs Concentrated Growth Portfolio	2.458%
	AST Neuberger Berman Mid-Cap Growth	0.413%
	AST Goldman Sachs Mid-Cap Growth Portfolio	0.290%
Domestic Small-Cap Value	AST Goldman Sachs Small Cap Value Fund	0.662%
	AST Small Cap Value	1.600%
Domestic Small-Cap Growth	AST Small-Cap Growth	1.593%
	AST Federated Aggressive Growth	1.261%
International Large-Cap Value	AST International Value	5.555%
	AST JP Morgan International Equity	0.000%
International Large-Cap Growth	AST International Growth	5.973%
Core Domestic Fixed-Income/Cash
Domestic Fixed-Income (Core Bonds)	AST PIMCO Total Return Bond	4.115%
	AST Western Asset Core Plus Bond	2.342%
	AST Lord Abbett Core Fixed Income Portfolio	1.751%
	AST Neuberger Berman Core Bond Portfolio	1.168%
	AST Prudential Core Bond Portfolio	2.345%
Cash/Money Market Instruments	AST Money Market	12.749%
"Off-Benchmark" Investments
	ISHARES BARCLAYS AGGREGATE (AGG)	0.739%
	POWERSHARES QQQ TRUST SER. 1 (QQQ)	2.733%
	SPDR TRUST SERIES 1 (SPY)	2.423%
	HEALTH CARE SELECT SECTOR (XLV)	0.700%
	CONSUMER STAPLES (XLP)	0.841%
	FINANCIAL SELECT SECTOR SPDR (XLF)	0.682%

* Due to rounding, total of Estimated Weights may exceed 100%. Actual total of allocations is 100%.

AST Horizon Moderate Asset Allocation Portfolio
Asset Class and Investment Category	Underlying Portfolio	Estimated Weight*
Core Equities
Domestic Large & Mid-Cap Value	AST Large-Cap Value	7.631%
	AST Blackrock Value	5.064%
	AST Jennison Large Cap Value	2.456%
	AST Goldman Sachs Large Cap Value Portfolio	1.624%
	AST Mid-Cap Value	0.558%
Domestic Large & Mid-Cap Growth	AST Marsico Capital Growth	3.748%
	AST T. Rowe Price Large-Cap Growth	3.683%
	AST Jennison Large Cap Growth	3.692%
	AST MFS Growth	2.223%
	AST Goldman Sachs Concentrated Growth Portfolio	1.544%
	AST Neuberger Berman Mid-Cap Growth	0.260%
	AST Goldman Sachs Mid-Cap Portfolio	0.183%
Domestic Small-Cap Value	AST Goldman Sachs Small Cap Value Fund	0.500%
	AST Small-Cap Value	1.232%
Domestic Small-Cap Growth	AST Small-Cap Growth	1.152%
	AST Federated Aggressive Growth	0.982%
International Large-Cap Value	AST International Value	5.240%
	AST JP Morgan International Equity	0.000%
International Large-Cap Growth	AST International Growth	5.987%
Core Domestic Fixed-Income/Cash
Domestic Fixed-Income (Core Bonds)	AST PIMCO Total Return Bond	7.743%
	AST Western Asset Core Plus Bond	4.406%
	AST Lord Abbett Core Fixed Income Portfolio	3.294%
	AST Neuberger Berman Core Bond Portfolio	2.197%
	AST Prudential Core Bond Portfolio	4.412%
Cash/Money Market Instruments	AST Money Market	21.703%
"Off-Benchmark" Investments
	ISHARES BARCLAYS AGGREGATE (AGG)	0.907%
	POWERSHARES QQQ TRUST SER. 1 (QQQ)	2.982%
	SPDR TRUST SERIES 1 (SPY)	2.822%
	HEALTH CARE SELECT SECTOR (XLV)	0.640%
	CONSUMER STAPLES (XLP)	0.753%
	FINANCIAL SELECT SECTOR SPDR (XLF)	0.382%

* Due to rounding, total of Estimated Weights may exceed 100%. Actual total of allocations is 100%.

ASTSUP9